K&L Gates LLP
State Street Financial Center
One Lincoln Street
Boston, MA  02111
Tel.:  (617) 261-3163
Fax.:  (617) 261-3175

July 16, 2010

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	John Hancock Hedged Equity & Income Fund
Registration Statement on Form N-2 (333-[ ]; 811-22441)

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of John Hancock Hedged Equity & Income Fund (the “Fund”), is a registration statement on Form N-2 relating to Registrant’s initial issuance of common shares of beneficial interest, par value $.01 per share (the “Registration Statement”).  The Fund has filed electronically a Notification of Registration on Form N-8A in conjunction with this filing.

The Fund is a newly-organized, diversified, closed-end management investment company, and the Registration Statement is being filed for the purpose of registering common shares of beneficial interest of the Fund.  The registration fee for purposes of the initial filing of $71.30 has been wired through the FEDWIRE system to the Securities and Exchange Commission’s (“SEC”) account at US Bank.  The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

The Fund’s investment objective is to provide total return consisting of current income and gains and long-term capital appreciation. The Fund uses an equity strategy (the “Equity Strategy”) and a systematic option overlay strategy (the “Option Strategy”) to pursue its investment objective.  By combining these two strategies, the Fund seeks to provide investors with a portfolio that will generate attractive long-term total returns with significant downside equity market protection.  The Equity Strategy will seek to provide broad-based exposure to equity markets, while emphasizing downside equity market protection. The goal of the Equity Strategy is to participate in and capture the broader equity market returns in rising market conditions, while limiting losses relative to the broader equity markets in declining market circumstances through an effective blending of equity investment strategies.  The Option Strategy will pursue two goals: (i) income enhancement and (ii) downside equity market protection.

Securities and Exchange Commission

The Fund desires to commence the public offering of its common shares as soon as possible and expects to begin circulating a “red herring” prospectus in late September 2010.  The appropriate legends are included on the cover pages of the prospectus and SAI.  It is expected that the Fund will file a pre-effective amendment responding to any comments and registering additional shares promptly after the resolution of any comments, along with a request for acceleration of effectiveness of the Registration Statement.

Questions should be directed to the undersigned at (617) 261-3163 or to Trayne Wheeler at (617) 951-9068.

Sincerely,

/s/ Mark P. Goshko
Mark P. Goshko